Trade and other payables, and advance from customers	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Trade and other payables, and advance from customers

14. Trade and other payables, and advance from customers

	2024	2023
	USD	USD
Trade
Trade payables	501,104	411,066

Non-trade
Other payables	82,654	236,543
Advance from customers	177,737	144,588
	260,391	381,131
	761,495	792,197

Trade payables are generally related to personnel and personnel-related costs.